5. PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Below an overview is provided of the prepaid expenses and other current assets as of December 31, 2013, as well as of December 31, 2012. As of December 31, 2012 the VAT return of Q4 (2012) accounted for 74% of the assets. As of December 31, 2013 the VAT return of Q4 (2013) accounted for two third of the assets.

	December 31,
Prepaid expenses and other current assets	2013	2012
VAT return Q4 2013/ 2012	$40,232	$23,944
Guarantee	-	5,684
Revenues to be invoiced	9,273	-
Interest loan January 2014	1,090	-
Other prepaid expenses	1,747	2,318
Sharpe - prepaid advisory costs	7,144	237
	$59,486	$32,183

VAT in the Netherlands

In the Netherlands and Europe it is compulsory for a business to charge VAT  to its clients on the invoice. The VAT charged to a customer can be offset by VAT payable to the Company’s suppliers and the remainder is payable or receivable from the Dutch tax authorities. An important basic rule is that a company cannot reclaim any VAT, if it does not charge VAT on its invoices. At the moment Netherlands VAT rate is 21% (standard rate which also applies to the Company) or a reduced rate of 6% and 0% (for supply in the EU intra-Community supplies and export). For e-commerce special rules apply.

Most of the time companies file the Netherlands VAT tax return on quarterly basis. However, in case of high turnover it can be changed to monthly or from a cash flow perspective. On the other hand if the turnover is very low, on request the Netherlands VAT tax return can be filed annually. The Company is filing tax returns on a quarterly basis. When the Company has to reclaim VAT, the amount will be refunded by the Dutch tax authorities within 30 days after the VAT return was filed.